Other Assets	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Other Assets
Other Assets
Other assets were comprised as follows:

	December 31, 2017			December 31, 2016
	Insurance and reinsurance companies	Non-insurance companies	Total	Insurance and reinsurance companies	Non-insurance companies	Total
Premises and equipment	403.0	847.3	1,250.3	251.9	639.6	891.5
Other reporting segment investment properties (note 23)	—	1,168.4	1,168.4	—	—	—
Other reporting segment sales receivables	—	470.0	470.0	—	295.2	295.2
Other reporting segment inventories	—	320.7	320.7	—	235.5	235.5
Receivables for securities sold but not yet settled	207.3	—	207.3	15.6	26.5	42.1
Prepaid expenses	83.7	102.5	186.2	59.7	64.4	124.1
Income taxes refundable	83.1	63.9	147.0	174.7	28.0	202.7
Accrued interest and dividends	105.2	16.2	121.4	97.3	9.5	106.8
Deferred compensation plans	67.1	—	67.1	63.4	—	63.4
Pension surplus (note 21)	49.1	—	49.1	50.8	—	50.8
Other	565.5	275.3	840.8	307.3	199.0	506.3
	1,564.0	3,264.3	4,828.3	1,020.7	1,497.7	2,518.4

Current	788.5	1,069.0	1,857.5	487.5	792.9	1,280.4
Non-current	775.5	2,195.3	2,970.8	533.2	704.8	1,238.0
	1,564.0	3,264.3	4,828.3	1,020.7	1,497.7	2,518.4